Share-based payment arrangements	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment arrangements
20.	Share-based payment arrangements
Stock option plan (equity-settled)
The Company offers a stock option plan for the benefit of certain of its employees. The maximum number of shares that can be issued upon the exercise of options granted under the current 2012 stock option plan is 5,979,201. Each stock option entitles its holder to receive one common share upon exercise. The exercise price payable for each option is determined by the Board of Directors at the date of grant, and may not be less than the volume weighted average trading price of the Company’s shares for the last five trading days immediately preceding the grant date. The options vest in equal installments over three years and the expense is recognized following the accelerated method as each installment is fair valued separately and recorded over the respective vesting periods. The table below summarizes the changes in the outstanding stock options:

(in thousands of options and in dollars)	2021		2020
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
Balance, beginning of year	2,982	24.65	4,422	21.56
Granted	-	-	99	40.41
Exercised	(913)	22.30	(1,530)	16.73
Forfeited	(8)	23.70	(9)	27.87
Balance, end of year	2,061	25.70	2,982	24.65
Options exercisable, end of year	1,705	24.27	2,111	22.34
The following table summarizes information about stock options outstanding and exercisable at December 31, 2021:

(in thousands of options and in dollars)	Options outstanding			Options
				exercisable
		Weighted
		average
	Number	remaining		Number
	of	contractual life		of
Exercise prices	options	(in years	)	options
19.12	212	0.6		212
18.83	444	1.6		444
26.82	201	2.1		201
23.70	392	3.1		392
30.71	717	4.2		427
40.41	95	5.6		29
	2,061	2.9		1,705
Of the options outstanding at December 31, 2021, a total of 1,669,767 (2020 – 2,502,339) are held by key management personnel.
The weighted average share price at the date of exercise for stock options exercised in 2021 was $87.65 (2020 – $33.78).
In 2021, the Group recognized a compensation expense of $1.0 million (2020 - $1.7 million) with a corresponding increase to contributed surplus.
No stock options were granted during 2021 under the Company’s stock option plan.
On July 27, 2020, the Board of Directors approved the grant of 99,485 stock options under the Company’s stock option plan of which 99,485 were granted to key management personnel. The options vest in equal installments over three years and have a life of seven years. The fair value of the stock options granted was estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

July 27, 2020
Exercise price	40.41
Average expected option life	4.5 years
Risk-free interest rate	0.71%
Expected stock price volatility*	26.29%
Average dividend yield	2.62%
Weighted average fair value per option of options granted	6.73
* Expected stock price volatility is based on the historical volatility of the Group’s stock over a period commensurate with the expected term of the award.
Deferred share unit plan for board members (cash-settled)
The Company offers a deferred share unit (“DSU”) plan for its board members. Under this plan, board members may elect to receive cash, DSUs or a combination of both for their compensation. The following table provides the number of DSUs related to this plan:

(in units)	2021	2020
Balance, beginning of year	373,926	348,031
Board members compensation	-	29,168
Paid	(71,709)	(11,512)
Dividends paid in units	4,337	8,239
Balance, end of year	306,554	373,926

In 2021, the Group recognized, as a result of DSUs, a compensation expense of nil (2020 - $1.1 million) with a corresponding increase to trade and other payables. In addition, in personnel expenses, the Group recognized a mark-to-market
loss on DSUs of $22.9 million (2020 – $6.5 million).
Effective January 1, 2021, a new director compensation program was put in place. Quarterly cash amounts will be paid to the board members on the 2nd Thursday following each quarter. In addition, an equity portion of compensation will be awarded, comprised of restricted share units granted annually effective on the date of each Annual Meeting, with a vesting period of one year. In 2021, the Group recognized, as a result of the director compensation plan, a compensation expense of $1.1 million.
As at December 31, 2021, the total carrying amount of liabilities for cash-settled arrangements recorded in trade and other payables amounted to $34.4 million (2020 - $19.2 million).
Performance contingent restricted share unit and performance share unit plans (equity-settled)
The Company offers an equity incentive plan for the benefit of senior employees of the Group. In February 2020, upon the recommendation of the Human Resources and Compensation Committee, the Board approved the following changes to the long-term incentive plan (“LTIP”) policy for designated eligible participants in 2020 and future years. Each participant’s annual LTIP allocation will be split in two equally weighted awards of performance share units (“PSUs”) and of restricted share units (‘’RSUs’’). The PSUs are subject to both performance and time cliff vesting conditions on the third anniversary of the award whereas the RSUs will only be subject to a time cliff vesting condition on the third anniversary of the award. The performance conditions attached to the PSUs will be equally weighted between absolute earnings before interest and income tax and relative total shareholder return (“TSR”). For purposes of the relative TSR portion, there are two equally weighted comparisons: the first
portion is compared against the TSR of a group of transportation industry peers and the second portion is compared against the S&P/TSX60 index.
RSUs awarded under the equity incentive plan prior to 2020 will vest in December of the second year from the grant date. Upon satisfaction of the required service period, the plan provides for settlement of the award through shares.
Restricted share units
On February 8, 2021, the Company granted a total of 78,122 RSUs under the Company’s equity incentive plan of which 51,328 were granted to key management personnel, at that date. The fair value of the RSUs is determined to be the share price fair value at the date of the grant and is recognized as a share-based compensation expense, through contributed surplus, over the vesting period. The fair value of the RSUs granted was $70.59 per unit.
On April 27, 2021, the Company granted a total of 12,924 RSUs under the Company’s equity incentive plan of which 7,847 were granted to key management personnel, at that date. The fair value of the RSUs is determined to be the share price fair value at the date of the grant and is recognized as a share-based compensation expense, through contributed surplus, over the vesting period. The RSUs vest on April 30, 2022. The fair value of the RSUs granted was $77.32 per unit.
On December 20, 2021, the Company granted a total of 34,221 RSUs under the Company’s equity incentive plan of which 34,221 were granted to key management personnel, at that date. The fair value of the RSUs is determined to be the share price fair value at the date of the grant and is recognized as a share-based compensation expense, through contributed surplus, over the vesting period. The RSUs vest on April 30, 2022. The fair value of the RSUs granted was $103.66 per unit.
On February 7, 2020, the Company granted a total of 145,218 RSUs under the Company’s equity incentive plan of which 95,358 were granted to key management personnel, at that date. The fair value of the RSUs is determined to be the share price fair value at the date of the grant and is recognized as a share-based compensation expense, through contributed surplus, over the vesting period. The fair value of the RSUs granted was $32.41 per unit.

The table below summarizes changes to the outstanding RSUs:

(in thousands of RSUs and in dollars)	2021		2020
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	RSUs	fair value	RSUs	fair value
Balance, beginning of year	299	31.54	239	28.08
Granted	125	80.29	145	32.41
Reinvested	4	37.90	8	29.74
Settled	(153)	30.70	(92)	23.75
Forfeited	(3)	53.12	(1)	31.06
Balance, end of year	272	54.27	299	31.54
The following table summarizes information about RSUs outstanding and exercisable as at December 31, 2021:

(in thousands of RSUs and in dollars)	RSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	RSUs	(in years)
77.32	13	0.3
103.66	34	0.3
32.41	147	1.1
70.59	78	2.1
	272	1.2
The weighted average share price at the date of settlement of RSUs vested in 2021 was $107.76 (2020 – $53.10). The excess of the purchase price paid over the carrying value of shares repurchased for settlement of the award, in the amount of $18.9 million (2020 – $4.5 million), was charged to retained earnings as share repurchase premium.
In 2021, the Group recognized, as a result of RSUs, a compensation expense of $8.2 million (2020 - $3.7 million) with a corresponding increase to contributed surplus.
Of the RSUs outstanding at December 31, 2021, a total of
171,222
 (2020 – 196,343) are held by key management personnel.
Performance share units
On February 8, 2021, the Company granted a total of 78,122 PSUs under the Company’s equity incentive plan of which 51,328 were granted to key management personnel, at that date. The fair value of the PSUs is determined using a Monte Carlo simulation model for the TSR portion and using management’s estimates for the absolute earnings before interest and income tax portion. The estimates related to the absolute earnings before interest and income tax portion are revised during the vesting period and the cumulative amount recognized at each reporting date is based on the number of equity instruments for which service and non-market conditions are expected to be satisfied.
The share-based compensation expense is recognized, through contributed surplus, over the vesting period. The fair value of the PSUs granted was $89.64 per unit as at grant date and $105.53 per unit as at December 31, 2021.
On February 7, 2020, the Company granted a total of 145,218 PSUs under the Company’s equity incentive plan of which 95,358 were granted to key management personnel, at that date. The fair value of the PSUs is determined using the share market price at the date of the grant and reflects the impact of satisfying the market conditions for the TSR portion and using management’s estimates for the absolute earnings before interest and income tax portion. The estimates related to the absolute earnings before interest and income tax portion are revised during the vesting period and the cumulative amount recognized at each reporting date is based on the number of equity instruments for which service and non-market conditions are expected to be satisfied.
 The share-based compensation expense is
recognized, through contributed surplus, over the vesting period. The fair value of the PSUs granted was $32.41 per unit as at grant date and $50.35 per unit as at December 31, 2021.
The table below summarizes changes to the outstanding PSUs:

(in thousands of PSUs and in dollars)	2021		2020
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	PSUs	fair value	PSUs	fair value
Balance, beginning of year	147	32.41	-	-
Granted	78	89.64	145	32.41
Reinvested	3	45.64	2	32.41
Forfeited	(2)	41.65	-	-
Balance, end of year	226	52.25	147	32.41

The following table summarizes information about PSUs outstanding and exercisable as at December 31, 2021:

(in thousands of PSUs and in dollars)	PSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	PSUs	(in years)
32.41	148	1.1
89.64	78	2.1
	226	1.4
In 2021, the Group recognized, as a result of PSUs, a compensation expense of $6.2 million (2020 - $1.6 million) with a corresponding increase to contributed surplus.
Of the PSUs outstanding at December 31, 2021, a total of 138,141 (2020 – 96,984) are held by key management personnel.